Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 5,313,095	R$ 5,233,932
Current [member]
IfrsStatementLineItems [Line Items]
Total	2,852,858	2,723,975
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	573,435	627,986
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	265,847	271,476
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	189,807	181,639
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Total	142,875	127,421
Later Than Four Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Total	304,359	290,610
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	179,209	57,289
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	804,705	953,536
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,460,237	R$ 2,509,957